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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven           St. Paul, Minnesota   August 12, 2009
   -------------------------------    -------------------   ---------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 33
                                        --------------------

Form 13F Information Table Value Total: 152,166
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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
                                                      VALUE     SHARES   SH/   PUT/    INVESTMIT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL     DSCRETN    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------- --------  -----
AT&T INC                  COMM             00206R102      335    13,500 SH           SHARED                            13,500
BLACKROCK MUNIYIELD
 QUALITY FUND II          COMM             09254G108       16     1,600 SH           SHARED                             1,600
BUCKEYE PARTNERS LP       COMM             118230101      835    19,500 SH           SHARED                            19,500
CONCHO RESOURCES INC      COMM             20605P101      189     6,572 SH           SHARED                             6,572
DYAX  CORP                COMM             26746E103        1       255 SH           SHARED                               255
(R) EV ENERGY PARTNER
 LP-(RESTRICTED)          COMM             26926V107    1,612    85,438 SH           SHARED                            85,438
EL PASO PIPELINE
 PARTNERS LP              COMM             283702108    2,219   126,600 SH           SHARED                           126,600
ENBRIDGE ENERGY
 PARTNERS LP              COMM             29250R106    6,817   176,700 SH           SHARED                           176,700
ENTERPRISE PRODUCTS
 PARTNERS LP              COMM             293792107   11,410   457,500 SH           SHARED                           457,500
(R) FANNIE MAE            COMM             313586109        0       101 SH           SHARED                               101
FIBERTOWER CORP           COMM             31567R100       12    24,459 SH           SHARED                            24,459
GENVEC INC                COMM             37246C109      167   229,380 SH           SHARED                           229,380
KINDER MORGAN MANAGMENT
 LLC                      COMM             49455U100   11,282   249,759 SH           SHARED                           249,759
MAGELLAN MIDSTREAM
 PARTNERS LP              COMM             559080106    7,929   228,100 SH           SHARED                           228,100
MARKWEST ENERGY
 PARTNERS LP              COMM             570759100    2,093   115,000 SH           SHARED                           115,000
MEDIWARE INFORMATION
 SYSTEMS                  COMM             584946107      714   116,110 SH           SHARED                           116,110
NATL WESTMINSTER BK PLC
 SER C 7.76%              PREF             638539882    7,561   575,000 SH           SHARED                           575,000
NUSTAR ENERGY LP          COMM             67058H102    4,868    90,100 SH           SHARED                            90,100
ONEOK PARTNERS LP         COMM             68268N103    7,075   154,500 SH           SHARED                           154,500
PLAINS ALL AMER
 PIPELINE LP              COMM             726503105   10,242   240,700 SH           SHARED                           240,700
PROGRESS ENERGY INC       COMM             743263105    1,797    47,500 SH           SHARED                            47,500
PRUDENTIAL FINANCIAL INC  COMM             744320102       84     2,265 SH           SHARED                             2,265
ROYAL BK OF SCOTLAND PLC
 PFD 6.25% SERP           PREF             780097762      850    80,000 SH           SHARED                            80,000
SCANA CORP                COMM             80589M102    2,760    85,000 SH           SHARED                            85,000
SOUTHERN COMPANY          COMM             842587107    2,088    67,000 SH           SHARED                            67,000
SPECTRA ENERGY
 PARTNERS LP              COMM             84756N109    1,075    50,000 SH           SHARED                            50,000
SUNOCO LOGISTICS
 PARTNERS LP              COMM             86764L108    4,554    84,000 SH           SHARED                            84,000
TEPPCO PARTNERS LP        COMM             872384102    7,716   258,400 SH           SHARED                           258,400
TRANSDIGM GROUP INC       COMM             893641100      477    13,180 SH           SHARED                            13,180
THE TRAVELERS COMPANIES
 INC                      COMM             89417E109   32,734   797,600 SH           SOLE                   797,600
VERIZON COMMUNICATIONS
 INC                      COMM             92343V104      860    28,000 SH           SHARED                            28,000
XCEL ENERGY INC           COMM             98389B100    2,246   122,000 SH           SHARED                           122,000
MAX CAPITAL GROUP LTD     COMM             G6052F103   19,546 1,058,833 SH           SHARED                         1,058,833